DIRECT OPERATING COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Direct Operating Costs [Abstract]
Depreciation expense	$ (2,425)	$ (2,010)	$ (1,852)